Note 16 - Stock-Based Compensation Plans (Details) - Total Estimated Stock-Based Compensation Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 2,523	$ 1,278	$ 1,213
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	54	56	110
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	538	412	251
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	12	44	308
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	1,138	766	544
Other Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 781